CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes Payables [Abstract]
Convertible notes	$ 1,282,496	$ 1,840,406
2023 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	29,190	41,263
2024 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	348,137	916,560
2025 Convertible Notes [Member]
Convertible Notes Payables [Abstract]
Convertible notes	$ 905,169	$ 882,583